SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2.      SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Liquidity

The Company has incurred a net loss of $3,051,492 for the nine months ended December 31, 2015 and, as of December 31, 2015, the Company has an accumulated deficit of $22,474,943 (March 31, 2015 - $19,423,451). Until the Company generates a level of revenue to support its cost structure, the Company expects to continue to incur substantial operating losses and net cash outflows. While the Company had cash and cash equivalents of $4,350,350 as of December 31, 2015 (March 31, 2015 - $418,893), management does not believe these resources will be sufficient to meet the Company’s operating and capital needs for the ensuing fiscal year.

The Company intends to fund ongoing activities by utilizing current cash and cash equivalents and by raising additional capital through equity or debt financings. There can be no assurance that the Company will be successful in raising additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditure or sell certain assets, including intellectual property assets. This material uncertainty gives rise to substantial doubt about the Company’s ability to continue as a going concern.

Fair Value of Financial Assets and Liabilities

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts payable and accrued liabilities, and an obligation to issue shares and warrants. The book values of these instruments approximate their fair values due to the immediate or short-term nature of those instruments.

ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value;

Level 1 – Quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 – Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Cash and cash equivalents and short-term investment are measured using Level 1 inputs.

The Company had certain Level 3 liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP as at December 31, 2015. As at December 31, 2015, the Company’s Level 3 liabilities consisted of warrants and share purchase options awarded to non-employees. The resulting Level 3 liabilities have no active market and are required to be measured at their fair value each reporting period based on information that is unobservable.

A summary of the Company’s Level 3 liabilities for the periods ended December 31, 2015 and 2014 are as follows:

Non-Employee Options

	Nine months ended	Nine months ended
	December 31, 2015	December 31, 2014
	$	$
Beginning fair value	1,581,444	-
Issuance of warrants and non-employee options	-	767,879
Reallocation of vested non-employee options	690,885	42,227
Change in fair value	(1,725,520)	670,790
Ending fair value of non-employee options	546,809	1,480,896

Embedded Conversion feature

	Nine months ended	Nine months ended
	December 31, 2015	December 31, 2014
	$	$
Beginning fair value	-	-
Bifurcation of embedded conversion feature	425,208	-
Settlement of convertible debt	(425,208)	-
Ending fair value of embedded conversion feature	-	-

Warrants

Beginning fair value	-	-
Issuance of warrants	739,190	-
Change in fair value	(387,871)	-
Ending fair value of warrants	351,319	-
Ending fair value of Level 3 liability	898,128	1,480,896

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). There were no assets or liabilities measured at fair value on a non-recurring basis during the periods ended December 31, 2015 and December 31, 2014.

Basic and Diluted Income (Loss) per Share

Earnings or loss per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income (loss) by the weighted-average of all potentially dilutive shares of common stock that were outstanding during the periods presented. The number of shares potentially issuable at December 31, 2015 upon the exercise or conversion of share purchase warrants, share purchase options and conversion of convertible debentures totaled 19,633,969.

The treasury stock method is used in calculating diluted EPS for potentially dilutive stock options and share purchase warrants, which assumes that any proceeds received from the exercise of in-the-money stock options and share purchase warrants, would be used to purchase common shares at the average market price for the period.

EPS for convertible debt is calculated under the “if-converted” method. Under the if converted method, EPS is calculated as the more dilutive of EPS (i) including all interest (both cash interest and non-cash discount amortization) and excluding all shares underlying the convertible debt or; (ii) excluding all interest and costs directly related to the convertible debt (both cash interest and non-cash discount amortization) and including all shares underlying the convertible debt.

The basic and diluted earnings per share for the three and nine months ended December 31, 2015 and 2014 were calculated as follows:

	Three months ended		Nine months ended
	December	December	December	December
	31, 2015	31, 2014	31, 2015	31, 2014
	(Restated –	(Restated –	(Restated –	(Restated –
	Note 13)	Note 13)	Note 13)	Note 13)
Basic Numerator
Net loss for the period	$(2,432,435)	$(2,478,561)	$(3,051,492)	$(7,798,641)
Denominator
Weighted average common shares outstanding	64,958,069	63,104,788	64,646,096	55,066,317

Basic net loss per share	$(0.04)	$(0.04)	$(0.05)	$(0.14)
Diluted Numerator
Net loss for diluted income per share	$(2,432,435)	$(2,478,561)	$(3,051,492)	$(7,798,641)
Gain in fair value of options	-	-	(1,094,449)	-
Loss available to common stockholders	$(2,432,435)	$(2,478,561)	$(4,145,941)	$(7,798,641)
Denominator
Weighted average common shares outstanding	64,958,069	63,104,788	64,646,096	55,066,317
Potential share issuances
Common share options	-	-	534,822	-
Common share warrants	-	-	-	-
Weighted average number of common shares outstanding used in computing diluted earnings per share	64,958,069	63,104,788	65,180,918	55,066,317

Diluted earnings per share	$(0.04)	$(0.04)	$(0.06)	$(0.14)

Recent Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("ASU 2014-12"). ASU 2014-12 requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 will explicitly require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In May, 2014, the FASB and the International Accounting Standards Board (IASB) issued a converged standard on revenue recognition from contracts with customers, ASU 2014-09 (Topic 606 and IFRS 15). This standard will supersede nearly all existing revenue recognition guidance. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In April 2015, the FASB issued Accounting Standards Update No. 2015-03 Interest – Imputation of Interest (Subtopic 835-30). This guidance is to simplify the presentation of debt issuance costs by recognizing a debt liability in the balance sheet as a direct deduction from that debt liability consistent with the presentation of a debt discount. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of this new accounting pronouncement on its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Liquidity

The Company’s consolidated financial statements have been presented in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and the rules and regulations of the Securities and Exchange Commission ("SEC") that are published at the time of preparation and that are effective or available on March 31, 2015. The Company has incurred a net loss of $9,838,317 for the year ended March 31, 2015 and, as of March 31, 2015, the Company has an accumulated deficit of $19,423,451 (March 31, 2014 - $9,585,134 ; March 31, 2013 - $8,517,850). Until the Company generates a level of revenue to support its cost structure, the Company expects to continue to incur substantial operating losses and net cash outflows. While the Company had cash and cash equivalents of $418,893 as of March 31, 2015 (March 31, 2014 - $15,968), management does not believe these resources will be sufficient to meet the Company’s operating and capital needs for the ensuing fiscal year.

The Company intends to fund ongoing activities by utilizing current cash and cash equivalents and by raising additional capital though equity or debt financings. There can be no assurance that the Company will be successful in raising additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditure or sell certain assets, including intellectual property asset. This material uncertainty gives rise to substantial doubt about the Company’s ability to continue as a going concern.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Significant estimates include valuation of share-based payment transactions, compensation expense related to shares issued for services, valuation of options and warrants and deferred income tax asset valuation allowances. Actual outcomes could differ from these estimates. Financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both the current and future periods.

Principles of Consolidation

The consolidated financial statements include the historic accounts of Neuro and are consolidated with Helius and its subsidiaries beginning June 13, 2014. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents comprise cash at banks and on hand, and short-term highly liquid investments that have an insignificant interest rate risk and an original maturity of 3 months or less.

Short-term investment

The short-term investments are readily redeemable term deposits held at the bank. As at March 31, 2015, the short-term investment consists of a one year guaranteed investment certificate ("GIC") in the amount of $378,000 yielding 0.25% per annum. Due to the Company’s intention to have the short-term investment available for liquidity purposes, it has been classified as available-for-sale and recorded at its fair value. Any unrealized gains or losses are excluded from earnings and are recorded in other comprehensive income.

Concentrations of Credit Risk

The Company is subject to credit risk in respect of its cash and short-term investment. Amounts invested in such instruments are limited by credit rating, maturity, industry group, investment type and issuer. The Company is not currently exposed to any significant concentrations of credit risk from these financial instruments. The Company seeks to maintain safety and preservation of principal and diversification of risk, liquidity of investments sufficient to meet cash flow requirements and a competitive after-tax rate of return.

Stock-Based Compensation

The Company accounts for all stock-based payments and awards under the fair value based method. The Company recognizes its stock-based compensation using the accelerated attribution method.

Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments. The fair value of the stock-based payments to non-employees that are fully vested and non-forfeitable as at the grant date are measured and recognized at that date.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. The fair value of all share purchase options are expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital is recorded as an increase to share capital. Share purchase options granted to employees are accounted for as liabilities when they contain conditions or other features that are indexed to other than a market, performance or service condition.

The Company uses the Black-Scholes option pricing model to calculate the fair value of share purchase options. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Foreign Exchange

The functional currency of the Company and Helius Canada is the Canadian Dollar and the functional currency of Neuro is the United States Dollars. The Company’s reporting currency is the US dollar.

The assets and liabilities of the Company and Helius Canada are translated into U.S. dollars using year-end exchange rates; income and expenses are translated using the average exchange rates for the reporting period. Unrealized foreign currency translation adjustments are deferred in accumulated other comprehensive loss, a separate component of shareholders’ equity. The foreign exchange adjustment in the books of Neuro relating to inter-company advances from Helius that are denominated in Canadian dollars is recorded in the Statement of Loss. At March 31, 2015, Neuro recorded a foreign exchange gain of $573,917 in respect of this adjustment and which is reflected in the consolidated statement of loss for the year ended March 31, 2015.

Net Loss per Common Share

Basic net earnings (loss) per share is computed by dividing net earnings (loss) available to common stockholders by the weighted average number of outstanding common stock for the period, without consideration for common stock equivalents. Diluted net income (loss) per common share includes both the weighted-average number of common shares outstanding for the period plus the potentially dilutive securities from stock options and warrants outstanding determined using the treasury-stock method and the if-converted method, as applicable. As at March 31, 2015, there were 4,920,000 options (March 31, 2014 - 3,230,031 ; March 31, 2013 - nil) outstanding and 8,444,400 warrants (March 31, 2014 - nil; March 31, 2013 - nil) outstanding which have not been included in the weighted average common stock outstanding as these were anti-dilutive.

Fair Value of Financial Assets and Liabilities

The Company’s financial instruments consist primarily of cash and cash equivalents, short-term investment and accounts payable and accrued liabilities. The book values of these instruments approximate their fair values due to the immediate or short-term nature of those instruments.

ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value;

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Cash and cash equivalents and short-term investment are measured using Level 1 inputs.

The Company had certain Level 3 liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP as at March 31, 2015. As at March 31, 2015, the Company’s Level 3 liabilities consisted of the grant of share purchase options granted to non-employees. The resulting Level 3 liabilities have no active market and are required to be measured at their fair value each reporting period based on information that is unobservable.

A summary of the Company’s Level 3 liabilities for the fiscal years ended March 31, 2015 and 2014 are as follows:

	March 31,2015	March 31, 2014
	$	$

Non-employee options (Note 6(a))
Beginning fair value	-	-
Issuance	767,879	-
Reallocation of vested non-employee options	74,190	-
Change in fair value	739,375	-
Ending fair value of Level 3 liability	1,581,444	-

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). There were no assets or liabilities measured at fair value on a nonrecurring basis during the periods ended March 31, 2015 and 2014.

Income Taxes

The Company accounts for income taxes using the asset and liability method. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The Company has adopted the provisions of FASB ASC 740 "Income Taxes" regarding accounting for uncertainty in income taxes. The Company initially recognizes tax provisions in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of the tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Application requires numerous estimates based on available information. The Company considers many factors when evaluating and estimating its tax positions and tax benefits. These periodic adjustments may have a material impact on the consolidated statements of operations. When applicable, the Company classifies penalties and interest associated with uncertain tax positions as a component of income tax expense in its consolidated Statement of Income (Loss) and Comprehensive Income (Loss).

Research and Development Expenses

Research and development (R&D) expenses consist primarily of personnel costs, including salaries, benefits and stock-based compensation, clinical studies performed by contract research organizations and materials and supplies. R&D costs are charged to operations when they are incurred.

Derivative Liabilities

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statement of loss. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company uses the Black-Scholes option valuation model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820 Fair Value Measurement.

Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern , which is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable) and to provide related footnote disclosures. The ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. The ASU is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016, which for the Company is April 1, 2017. Early adoption is permitted. The Company does not intend to early adopt this standard. The adoption of this standard will not have a material impact on the Company's financial position or results of operations.

In June 2014, the FASB issued ASU No. 2014-10, "Development Stage Entities" ("ASU 2014-10") which removes the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the update eliminates the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. ASU No. 2014-10 is effective for fiscal years and interim periods beginning after December 15, 2014, with early adoption permissible. The Company early adopted ASU 2014-10 allowing the financial statements to be cast without the inception to date information and without references to the development stage.

The amendments also clarify that the guidance in Topic 275, Risks and Uncertainties , is applicable to entities that have not commenced planned principal operations. The central feature of the guidance disclosure requirements is that required disclosures are limited to matters significant to a particular entity. The disclosures focus primarily on risks and uncertainties that could significantly affect the amounts reported in the financial statements in the near term or the near-term functioning of the reporting entity.

In June 2014, the FASB issued ASU No. 2014-12, Compensation - Stock Compensation (Topic 781): Accounting for Share-Based Payments When the Terms of an Award Provide that a Performance Target Could be Achieved after the Requisite Service Period . This update requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. This update is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2015, which for the Company is April 1, 2016. Early adoption is permitted. Entities may apply the amendments in this update either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The adoption of this standard will not have a material impact on the Company's financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) . This update outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. This new guidance is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016, which for the Company is April 1, 2017; early adoption is not permitted. Entities have the option of using either a full retrospective or a modified approach to adopting the guidance. The Company does not anticipate that the adoption of this update will have a material impact on its financial position or results of operations.